Shareholder Report, Average Annual Return (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000254758
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra Short Municipal ETF
Without Sales Load [Member] | C000254758
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	2.81%
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra Short-Term Municipal Income Blended Index
Average Annual Return, Percent	2.66%
ALLSPRING Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.93%